   As filed with the Securities and Exchange Commission on December 19, 2008

                                                File Nos. 333-140908; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                        [X]
                          Pre-Effective Amendment No.                               [_]
                          Post-Effective Amendment No. 5                            [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                   [X]
                        Amendment No. 100                                           [X]
                (Check Appropriate Box or Boxes)


                Genworth Life of New York VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                              (Name of Depositor)

             666 Third Avenue, 9th Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life Insurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
                    (Name and Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering:   As soon as practicable after
the effective date of this Registration Statement.

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on [date] pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Flexible Purchase Payment Variable Deferred Annuity Contracts


================================================================================

                     SUPPLEMENT DATED DECEMBER 19, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

A. Portfolios Not Available to New Contracts

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

       Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund - Class 2 Shares; and

       Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund - Class 2 Shares.

In addition, neither Portfolio is available as part of the Investment Strategy for any contract issued with a Living Benefit Rider (including Lifetime Income Plus 2008 and Lifetime Income Plus Solution) on or after January 5, 2009. Specifically, neither Portfolio will be available as a Designated Subaccount or as part of the Build Your Own Asset Allocation Model for any contract issued with a Living Benefit Rider on or after January 5, 2009.

The prospectus is revised accordingly.

B. Charges for Lifetime Income Plus Solution

For contracts issued with Lifetime Income Plus Solution before January 5, 2009, we currently assess the following charges for Lifetime Income Plus Solution, calculated and deducted as described below:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract      0.85% of benefit base
-------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit - Annuitant Age 45-70
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.15% of value of Principal Protection Death Benefit
-------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit - Annuitant Age 71-85
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.40% of value of Principal Protection Death Benefit
-------------------------------------------------------------------------------------------------



42514NY SUPPE 12/19/08

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009, we currently assess the following charges for Lifetime Income Plus Solution, calculated and deducted as described below:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract       0.95% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit - Annuitant Age 45-70
  Single or Joint Annuitant Contract     0.95% of benefit base plus
                                         0.20% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit - Annuitant Age 71-85
  Single or Joint Annuitant Contract       0.95% of benefit base plus
                                           0.50% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------



You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals your initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

The prospectus is revised accordingly.

C. Examples for Lifetime Income Plus Solution

The following examples for Lifetime Income Plus Solution are for contracts issued with Lifetime Income Plus Solution on or after January 5, 2009.

       Examples

       The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $104,000        $     0       $100,903      $100,000    $104,000    $110,240      $110,240     $104,000
    56            100,903              0         97,807       100,000     104,000     116,854       116,854      104,000
    57             97,807              0         94,708       100,000     104,000     123,866       123,866      104,000
    58             94,708              0         91,602       100,000     104,000     131,298       131,298      104,000
    59             91,602              0         88,486       100,000     104,000     139,175       139,175      104,000
    60             88,486              0         85,355       100,000     104,000     147,526       147,526      104,000
    61             85,355              0         82,205       100,000     104,000     156,378       156,378      104,000
    62             82,205              0         79,031       100,000     104,000     165,760       165,760      104,000
    63             79,031              0         75,830       100,000     104,000     175,706       175,706      104,000
    64             75,830              0         72,595       100,000     104,000     186,248       186,248      104,000
    65             72,595         11,000         58,315       200,000     104,000     197,423       200,000       87,496
    66             58,315         11,000         44,263       200,000     104,000     197,423       200,000       70,080
    67             44,263         11,000         30,492       200,000     104,000     197,423       200,000       51,501
    68             30,492         11,000         16,972       200,000     104,000     197,423       200,000       31,248
    69             16,972         11,000          3,721       200,000     104,000     197,423       200,000        7,899
    70              3,721         11,000              0       200,000     104,000     197,423       200,000            0
    71                  0         11,000              0       200,000     104,000     197,423       200,000            0
    72                  0         11,000              0       200,000     104,000     197,423       200,000            0
    73                  0         11,000              0       200,000     104,000     197,423       200,000            0
    74                  0         11,000              0       200,000     104,000     197,423       200,000            0
    75                  0         11,000              0       200,000     104,000     197,423       200,000            0
    76                  0         11,000              0       200,000     104,000     197,423       200,000            0
    77                  0         11,000              0       200,000     104,000     197,423       200,000            0
    78                  0         11,000              0       200,000     104,000     197,423       200,000            0
    79                  0         11,000              0       200,000     104,000     197,423       200,000            0
    80                  0         11,000              0       200,000     104,000     197,423       200,000            0
    81                  0         11,000              0       200,000     104,000     197,423       200,000            0
    82                  0         11,000              0       200,000     104,000     197,423       200,000            0
    83                  0         11,000              0       200,000     104,000     197,423       200,000            0
    84                  0         11,000              0       200,000     104,000     197,423       200,000            0
    85                  0         11,000              0       200,000     104,000     197,423       200,000            0
    86                  0         11,000              0       200,000     104,000     197,423       200,000            0
    87                  0         11,000              0       200,000     104,000     197,423       200,000            0
    88                  0         11,000              0       200,000     104,000     197,423       200,000            0
    89                  0         11,000              0       200,000     104,000     197,423       200,000            0
    90                  0         11,000              0       200,000     104,000     197,423       200,000            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $104,000        $     0       $100,696      $100,000    $104,000    $110,240      $110,240     $104,000
    56            100,696              0         97,398       100,000     104,000     116,854       116,854      104,000
    57             97,398              0         94,101       100,000     104,000     123,866       123,866      104,000
    58             94,101              0         90,801       100,000     104,000     131,298       131,298      104,000
    59             90,801              0         87,494       100,000     104,000     139,175       139,175      104,000
    60             87,494              0         84,177       100,000     104,000     147,526       147,526      104,000
    61             84,177              0         80,844       100,000     104,000     156,378       156,378      104,000
    62             80,844              0         77,491       100,000     104,000     165,760       165,760      104,000
    63             77,491              0         74,114       100,000     104,000     175,706       175,706      104,000
    64             74,114              0         70,706       100,000     104,000     186,248       186,248      104,000
    65             70,706         11,000         56,258       200,000     104,000     197,423       200,000       93,000
    66             56,258         11,000         42,063       200,000     104,000     197,423       200,000       82,000
    67             42,063         11,000         28,148       200,000     104,000     197,423       200,000       71,000
    68             28,148         11,000         14,533       200,000     104,000     197,423       200,000       60,000
    69             14,533         11,000          1,213       200,000     104,000     197,423       200,000       49,000
    70              1,213         11,000              0       200,000     104,000     197,423       200,000       38,000
    71                  0         11,000              0       200,000     104,000     197,423       200,000       27,000
    72                  0         11,000              0       200,000     104,000     197,423       200,000       16,000
    73                  0         11,000              0       200,000     104,000     197,423       200,000        5,000
    74                  0         11,000              0       200,000     104,000     197,423       200,000            0
    75                  0         11,000              0       200,000     104,000     197,423       200,000            0
    76                  0         11,000              0       200,000     104,000     197,423       200,000            0
    77                  0         11,000              0       200,000     104,000     197,423       200,000            0
    78                  0         11,000              0       200,000     104,000     197,423       200,000            0
    79                  0         11,000              0       200,000     104,000     197,423       200,000            0
    80                  0         11,000              0       200,000     104,000     197,423       200,000            0
    81                  0         11,000              0       200,000     104,000     197,423       200,000            0
    82                  0         11,000              0       200,000     104,000     197,423       200,000            0
    83                  0         11,000              0       200,000     104,000     197,423       200,000            0
    84                  0         11,000              0       200,000     104,000     197,423       200,000            0
    85                  0         11,000              0       200,000     104,000     197,423       200,000            0
    86                  0         11,000              0       200,000     104,000     197,423       200,000            0
    87                  0         11,000              0       200,000     104,000     197,423       200,000            0
    88                  0         11,000              0       200,000     104,000     197,423       200,000            0
    89                  0         11,000              0       200,000     104,000     197,423       200,000            0
    90                  0         11,000              0       200,000     104,000     197,423       200,000            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) at age 70, the owner takes an excess withdrawal of $10,000;

          (6) the contract earns a net return of 8% before rider charges are deducted; and

          (7) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    52           $104,000        $     0       $111,265      $100,000    $104,000    $110,240      $110,240     $111,265
    53            111,265              0        119,038       100,000     111,265     117,941       117,941      119,038
    54            119,038              0        127,354       100,000     119,038     126,181       126,181      127,354
    55            127,354              0        136,251       100,000     127,354     134,995       134,995      136,251
    56            136,251              0        145,769       100,000     136,251     144,426       144,426      145,769
    57            145,769              0        155,953       100,000     145,769     154,515       154,515      155,953
    58            155,953              0        166,847       100,000     155,953     165,310       165,310      166,847
    59            166,847              0        178,503       100,000     166,847     176,858       176,858      178,503
    60            178,503              0        190,973       100,000     178,503     189,213       189,213      190,973
    61            190,973              0        204,314       100,000     190,973     202,432       202,432      204,314
    62            204,314              0        218,588       100,000     204,314     216,573       216,573      218,588
    63            218,588              0        233,858       100,000     218,588     231,703       231,703      233,858
    64            233,858              0        250,195       100,000     233,858     247,889       247,889      250,195
    65            250,195         14,586        253,087       200,000     250,195     265,207       265,207      253,087
    66            253,087         14,586        256,154       200,000     253,087     265,207       265,207      256,154
    67            256,154         14,586        259,466       200,000     256,154     265,207       265,207      259,466
    68            259,466         14,586        263,043       200,000     259,466     265,207       265,207      263,043
    69            263,043         14,586        266,906       200,000     263,043     265,207       265,207      266,906
    70            266,906         24,680        260,968       200,000     266,906     265,207       266,906      260,968
    71            260,968         14,138        265,194       192,619     257,056     255,419       257,056      265,194
    72            265,194         14,586        271,823       192,619     265,194     255,419       265,194      271,823
    73            271,823         14,950        278,619       192,619     271,823     255,419       271,823      278,619
    74            278,619         15,324        285,584       192,619     278,619     255,419       278,619      285,584
    75            285,584         15,707        292,724       192,619     285,584     255,419       285,584      292,724
    76            292,724         16,100        300,042       192,619     292,724     255,419       292,724      300,042
    77            300,042         16,502        307,543       192,619     300,042     255,419       300,042      307,543
    78            307,543         16,915        315,232       192,619     307,543     255,419       307,543      315,232
    79            315,232         17,338        323,113       192,619     315,232     255,419       315,232      323,113
    80            323,113         17,771        331,190       192,619     323,113     255,419       323,113      331,190
    81            331,190         18,215        339,470       192,619     331,190     255,419       331,190      339,470
    82            339,470         18,671        347,957       192,619     339,470     255,419       339,470      347,957
    83            347,957         19,138        356,656       192,619     347,957     255,419       347,957      356,656
    84            356,656         19,616        365,572       192,619     356,656     255,419       356,656      365,572
    85            365,572         20,106        374,712       192,619     365,572     255,419       365,572      374,712
    86            374,712         20,609        384,079       192,619     374,712     255,419       374,712      384,079
    87            384,079         21,124        393,681       192,619     384,079     255,419       384,079      393,681
    88            393,681         21,652        403,523       192,619     393,681     255,419       393,681      403,523
    89            403,523         22,194        413,611       192,619     403,523     255,419       403,523      413,611
    90            413,611         22,749        423,952       192,619     413,611     255,419       413,611      423,952
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $104,000        $     0       $111,265      $100,000    $104,000    $110,240      $110,240     $111,265
    73            111,265              0        119,038       100,000     111,265     117,941       117,941      119,038
    74            119,038              0        127,354       100,000     119,038     126,181       126,181      127,354
    75            127,354              0        136,251       100,000     127,354     134,995       134,995      136,251
    76            136,251              0        145,769       100,000     136,251     144,426       144,426      145,769
    77            145,769              0        155,953       100,000     145,769     154,515       154,515      155,953
    78            155,953              0        166,847       100,000     155,953     165,310       165,310      166,847
    79            166,847              0        178,503       100,000     166,847     176,858       176,858      178,503
    80            178,503              0        190,973       100,000     178,503     189,213       189,213      190,973
    81            190,973              0        204,314       100,000     190,973     202,432       202,432      204,314
    82            204,314         15,160        203,427       200,000     204,314     216,573       216,573      203,427
    83            203,427         15,160        202,423       200,000     204,314     216,573       216,573      202,423
    84            202,423         15,160        201,339       200,000     204,314     216,573       216,573      201,339
    85            201,339         15,160        200,168       200,000     204,314     216,573       216,573      200,168
    86            200,168         15,160        198,903       200,000     204,314     216,573       216,573      198,903
    87            198,903         15,160        197,537       200,000     204,314     216,573       216,573      197,537
    88            197,537         15,160        196,061       200,000     204,314     216,573       216,573      196,061
    89            196,061         15,160        194,468       200,000     204,314     216,573       216,573      194,468
    90            194,468         15,160        192,747       200,000     204,314     216,573       216,573      192,747
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $104,000        $     0       $110,730      $100,000    $104,000    $110,240      $110,240     $110,730
    73            110,730              0        117,930       100,000     110,730     117,374       117,374      117,930
    74            117,930              0        125,633       100,000     117,930     125,006       125,006      125,633
    75            125,633              0        133,875       100,000     125,633     133,171       133,171      133,875
    76            133,875              0        142,692       100,000     133,875     141,907       141,907      142,692
    77            142,692              0        152,124       100,000     142,692     151,253       151,253      152,124
    78            152,124              0        162,216       100,000     152,124     161,252       161,252      162,216
    79            162,216              0        173,013       100,000     162,216     171,949       171,949      173,013
    80            173,013              0        184,565       100,000     173,013     183,394       183,394      184,565
    81            184,565              0        196,923       100,000     184,565     195,638       195,638      196,923
    82            196,923         14,612        195,532       200,000     196,923     208,738       208,738      195,532
    83            195,532         14,612        194,062       200,000     196,923     208,738       208,738      194,062
    84            194,062         14,612        192,549       200,000     196,923     208,738       208,738      192,549
    85            192,549         14,612        190,989       200,000     196,923     208,738       208,738      190,989
    86            190,989         14,612        189,381       200,000     196,923     208,738       208,738      189,381
    87            189,381         14,612        187,719       200,000     196,923     208,738       208,738      187,719
    88            187,719         14,612        185,999       200,000     196,923     208,738       208,738      185,999
    89            185,999         14,612        184,217       200,000     196,923     208,738       208,738      184,217
    90            184,217         14,612        182,301       200,000     196,923     208,738       208,738      182,301
--------------------------------------------------------------------------------------------------------------------------

Part A and Part B of Post-Effective Amendment No. 3 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 29, 2008, are incorporated by reference into this Post-Effective Amendment No. 5 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits


 (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
             Previously filed on September 10, 1997 with initial filing to Form
             N-4 for GE Capital Life Separate Account II, Registration No.
             333-39955.

 (1)(b)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name of GE Capital Life
             Assurance Company of New York to Genworth Life Insurance Company of
             New York. Previously filed on January 3, 2006 with Post-Effective
             Amendment No. 10 to Form N-4 for Genworth Life of New York VA
             Separate Account 1, Registration No. 333-97085.

 (1)(c)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name GE Capital Life
             Separate Account II to Genworth Life of New York VA Separate
             Account 1. Previously filed on January 3, 2006 with Post-Effective
             Amendment No. 10 to Form N-4 for Genworth Life of New York VA
             Separate Account 1, Registration No. 333-97085.

 (2)         Not Applicable.

 (3)(a)      Underwriting Agreement between GE Capital Life and Capital Brokerage
             Corporation. Previously filed on May 13, 1998 with Pre-Effective
             Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
             Registration No. 333-39955.

 (3)(b)      Dealer Sales Agreement. Previously filed on May 13, 1998 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-39955.

 (4)(a)      Form of Contract. Previously filed on May 3, 2007, with Pre-Effective
             Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate
             Account 1, Registration No. 333-140908.

 (4)(b)      Payment Protection Variable Annuity Rider. Previously filed on
             October 20, 2006 with Post-Effective Amendment No. 14 to Form N-4 for
             Genworth Life of New York VA Separate Account 1, Registration
             No. 333-97085.

 (4)(c)(i) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on May 3, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 1, Registration No.
             333-140908.

 (4)(c)(ii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 1 to
             Form N-4 for Genworth Life of New York VA Separate Account 1,
             Registration No. 333-140908.

 (4)(c)(iii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
             filed on August 27, 2008 with Post-Effective Amendment No. 4 to Form
             N-4 for Genworth Life of New York VA Separate Account 1, Registration
             No. 333-140908.


 (5)        Form of Application. Previously filed on May 3, 2007, with
            Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-140908.

 (6)(a)     Amended and Restated Articles of Incorporation of Genworth Life
            Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form N-4 for Genworth Life of
            New York VA Separate Account 1, Registration No. 333-97085.

 (6)(b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form
            N-4 for Genworth Life of New York VA Separate Account 1, Registration
            No. 333-97085.

 (7)        Reinsurance Agreements. Not applicable.

 (8)(a)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and AIM Variable Insurance Funds. Previously filed with
            Post-Effective Amendment No. 19 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-47016.

 (8)(a)(ii) Amendment to Fund Participation Agreement between Genworth Life
            Insurance Company of New York and AIM Variable Insurance Funds.
            Previously filed on May 3, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 1,
            Registration No. 333-140908.

 (8)(b)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and AllianceBernstein Variable Products Series Fund, Inc.
            Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration
            No. 333-47016.

 (8)(b)(ii) Amendment to Fund Participation Agreement between Genworth Life
            Insurance Company of New York and AllianceBernstein Variable Products
            Series Fund, Inc. Previously filed on May 3, 2007, with Pre-Effective
            Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate
            Account 1, Registration No. 333-140908.

 (8)(c)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and Merrill Lynch Variable Series Funds, Inc. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for Genworth
            Life of New York VA Separate Account 1, Registration No. 333-47016.

 (8)(c)(ii) First Amendment to the Participation Agreement between BlackRock
            Variable Series Funds, Inc., BlackRock Distributors, Inc. and
            Genworth Life Insurance Company of New York. Previously filed on
            April 29, 2008 with Post-Effective Amendment No. 3 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-140908.

 (8)(d) Fund Participation Agreement between Genworth Life Insurance Company of New York and Nations Separate Account Trust. Previously filed with
            Post-Effective Amendment No. 4 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-97085.

 (8)(e)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and Eaton Vance Variable Trust. Previously filed with
            Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-97085.

 (8)(e)(ii) Amendment to Fund Participation Agreement between Genworth Life
            Insurance Company of New York and Eaton Vance Variable Trust.
            Previously filed on May 3, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 1,
            Registration No. 333-140908.

 (8)(f)(i)  Amended and Restated Fund Participation Agreement among Variable
            Insurance Products Funds, Fidelity Distributors Corporation and
            Genworth Life Insurance Company of New York. Previously filed on
            April 29, 2008 with Post-Effective Amendment No. 3 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-140908.


 (8)(f)(ii) First Amendment to Amended and Restated Fund Participation Agreement
            among Variable Insurance Products Funds, Fidelity Distributors
            Corporation and Genworth Life Insurance Company of New York.
            Previously filed on April 29, 2008 with Post-Effective Amendment
            No. 3 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-140908.

 (8)(g)     Amended and Restated Fund Participation Agreement between Genworth
            Life Insurance Company of New York and Franklin Templeton Variable
            Insurance Products Trust. Previously filed with Post-Effective
            Amendment No. 12 to Form N-4 for Genworth Life of New York VA
            Separate Account 1, Registration No. 333-97085.

 (8)(h) Fund Participation Agreement between Genworth Life Insurance Company of New York and GE Investments Funds, Inc. Previously filed with
            Post-Effective Amendment No. 13 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-97085.

 (8)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and Janus Aspen Series. Previously filed with
            Post-Effective Amendment No. 19 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-47016.

 (8)(j)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and MFS Variable Insurance Trust. Previously filed with
            Post-Effective Amendment No. 19 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-47016.

 (8)(j)(ii) Amendment to Fund Participation Agreement between Genworth Life
            Insurance Company of New York and MFS Variable Insurance Trust.
            Previously filed on May 3, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 1,
            Registration No. 333-140908.

 (8)(k)     Form of Fund Participation Agreement between Genworth Life Insurance
            Company of New York and Oppenheimer Variable Account Funds.
            Previously filed with Pre-Effective Amendment No. 1 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration No.
            333-47016.

 (8)(l)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and PIMCO Variable Insurance Trust. Previously filed with
            Post-Effective Amendment No. 19 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-47016.

 (8)(l)(ii) Amendment to Fund Participation Agreement between Genworth Life
            Insurance Company of New York and PIMCO Variable Insurance Trust.
            Previously filed on May 3, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 1,
            Registration No. 333-140908.

 (8)(m) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Prudential Series Fund. Previously filed on May
            3, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for Genworth
            Life of New York VA Separate Account 1, Registration No. 333-140908.

 (8)(n) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Universal Institutional Funds, Inc. Previously filed on May 3, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 1, Registration No.
            333-140908.

 (8)(o) Fund Participation Agreement between Genworth Life Insurance Company of New York and Van Kampen Life Investment Trust. Previously filed on
            May 3, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration No.
            333-140908.

 (9)        Opinion and Consent of Heather C. Harker, Counsel for Genworth Life
            Insurance Company of New York. Previously filed on April 29, 2008 with Post-Effective Amendment No. 3 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-140908.


(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 29, 2008 with Post-Effective Amendment No. 3 to Form
     N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
     No. 333-140908.

(11) Not Applicable.

(12) Not Applicable.

(13) Not Applicable.

(14) Power of Attorney. Previously filed on April 29, 2008 with
     Post-Effective Amendment No. 3 to Form N-4 for Genworth Life &
     Annuity VA Separate Account 1, Registration No. 333-140908.

(15) Power of Attorney for Kelly L. Groh. Previously filed on August 27,
     2008 with Post-Effective Amendment No. 4 to Form N-4 for Genworth
     Life of New York VA Separate Account 1, Registration No. 333-140908.

(16) Power of Attorney for Harry D. Dunn and Alexandra Duran. Filed herewith.


Item 25.  Directors and Officers of the Depositor



      Name                   Address                               Position with Company
       ----                  -------                               ---------------------
David J. Sloane... 666 Third Avenue, 9th Floor  Director, Chairperson of the Board, President and Chief
                   New York, New York 10017     Executive Officer
Marshal S. Belkin. 345 Kear Street              Director
                   Yorktown Heights,
                   New York 10598
Ward E. Bobitz.... 6620 West Broad Street       Director, Vice President and Assistant Secretary
                   Richmond, Virginia 23230
Richard I. Byer... 11 Westwind Road             Director
                   Yonkers, New York 10710
Paul A. Haley..... 6610 West Broad Street       Director, Senior Vice President and Chief Actuary
                   Richmond, Virginia 23230
Jerry S. Handler.. 151 West 40th Street         Director
                   New York, New York 10018
Pamela S. Schutz.. 6610 West Broad Street       Director and Executive Vice President
                   Richmond, Virginia 23230
Geoffrey S. Stiff. 6610 West Broad Street       Director and Senior Vice President
                   Richmond, Virginia 23230
Thomas M. Stinson. 6630 West Broad Street       Director and President, Long Term Care Division
                   Richmond, Virginia 23230
Terrence O. Jones. 7 Times Square Tower         Director
                   Suite 1906
                   New York, New York 10036
Kelly L. Groh..... 6610 West Broad Street       Director, Senior Vice President and Chief Financial Officer
                   Richmond, Virginia 23230
Alexandra Duran... 150 E. 85th Street           Director
                   New York, New York 10028
Harry D. Dunn..... 700 Main Street              Director and Senior Vice President
                   Lynchburg, Virginia 24504
Brian J. Mason.... 6610 West Broad Street       Vice President and Chief Compliance Officer
                   Richmond, Virginia 23230
Thomas E. Duffy... 6610 West Broad Street       Senior Vice President, General Counsel and Secretary
                   Richmond, Virginia 23230

        Name                    Address                              Position with Company
         ----                   -------                              ---------------------
Ronald P. Joelson..... 6620 West Broad Street     Senior Vice President and Chief Investment Officer
                       Richmond, Virginia 23230
John Connolly......... 6620 West Broad Street     Senior Vice President, Long Term Care Division
                       Richmond, Virginia 23230
Elena K. Edwards...... 700 Main Street            Senior Vice President
                       Lynchburg, Virginia 24504
William C. Goings, II. 700 Main Street            Senior Vice President
                       Lynchburg, Virginia 24504
Christopher J. Grady.. 6610 West Broad Street     Senior Vice President
                       Richmond, Virginia 23230
Patrick B. Kelleher... 6620 West Broad Street     Senior Vice President
                       Richmond, Virginia 23230
Scott J. McKay........ 6620 West Broad Street     Senior Vice President
                       Richmond, Virginia 23230
Leon E. Roday......... 6620 West Broad Street     Senior Vice President
                       Richmond, Virginia 23230
James H. Reinhart..... 6610 West Broad Street     Senior Vice President
                       Richmond, Virginia 23230
Heather C. Harker..... 6610 West Broad Street     Vice President and Associate General Counsel
                       Richmond, Virginia 23230
Jac J. Amerell........ 6610 West Broad Street     Vice President and Controller
                       Richmond, Virginia 23230
Gary T. Prizzia....... 6620 West Broad Street     Treasurer
                       Richmond, Virginia 23230
Matthew P. Sharpe..... 6610 West Broad Street     Vice President
                       Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contractowners


   There were 12 owners of Qualified Contracts and 19 owners of Non-Qualified Contracts as of December 11, 2008.


Item 28.  Indemnification

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and flexible premium single life and joint and last survivor variable life insurance policies issued through Genworth Life of New York VA Separate Account 1, Genworth Life of New York VA Separate Account 2 and Genworth Life of New York VL Separate Account 1.

   (b)


       Name                  Address             Positions and Offices with Underwriter
       ----                   -------            --------------------------------------
Christopher J. Grady 6610 W. Broad St.         Director, President and Chief Executive
                     Richmond, VA 23230        Officer
Geoffrey S. Stiff... 6610 W. Broad St.         Director and Senior Vice President
                     Richmond, VA 23230
John G. Apostle..... 6620 W. Broad St.         Director
                     Richmond, VA 23230
Patrick B. Kelleher. 6610 W. Broad St.         Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,          Senior Vice President
                     2nd Floor
                     Stamford, CT 06905
Scott E. Wolfe...... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                     Richmond, VA 23230        Officer
Kelly L. Groh....... 6610 W. Broad Street      Chief Financial Officer
                     Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.         Vice President
                     Richmond, VA 23230
Michele L. Trampe... 6610 W. Broad St.         Vice President and Controller
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street      Treasurer
                     Richmond, VA 23230
Gabor Molnar........ 6610 W. Broad St.         Financial & Operations Principal
                     Richmond, VA 23230

   (c)

                                     (2)
            (1)                Net Underwriting       (3)            (4)
          Name of               Discounts and     Compensation    Brokerage      (5)
    Principal Underwriter        Commissions     on Redemption   Commissions Compensation
    ---------------------      ----------------   -------------  ----------- ------------
Capital Brokerage Corporation. Not Applicable    Not Applicable     10.0%    $17.9 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 19th day of December, 2008.


                                   GENWORTH LIFE OF NEW YORK VA SEPARATE
                                     ACCOUNT 1
                                     (Registrant)

                                   By:          /s/  MATTHEW P. SHARPE
                                        ---------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

                                   BY:  GENWORTH LIFE INSURANCE COMPANY OF
                                          NEW YORK
                                        (Depositor)

                                   By:          /s/  MATTHEW P. SHARPE
                                        ---------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                         Title                       Date
       ---------                         -----                        ----

 /S/  DAVID J. SLOANE*   Director, Chairperson of the          December 19, 2008
------------------------   Board, President and Chief
    David J. Sloane        Executive Officer

/S/  MARSHAL S. BELKIN*  Director                              December 19, 2008
------------------------
   Marshal S. Belkin

 /S/  WARD E. BOBITZ*    Director, Vice President and          December 19, 2008
------------------------   Assistant Secretary
    Ward E. Bobitz

 /S/  RICHARD I. BYER*   Director                              December 19, 2008
------------------------
    Richard I. Byer

  /S/  PAUL A. HALEY*                                          December 19, 2008
------------------------   Director, Senior Vice President and
     Paul A. Haley         Chief Actuary

/S/  JERRY S. HANDLER*   Director                              December 19, 2008
------------------------
   Jerry S. Handler

 /S/  ALEXANDRA DURAN*   Director                              December 19, 2008
------------------------
    Alexandra Duran

/S/  PAMELA S. SCHUTZ*   Director and Executive Vice           December 19, 2008
------------------------   President
   Pamela S. Schutz

          Signature                     Title                    Date
          ---------                     -----                     ----

   /S/  GEOFFREY S. STIFF*  Director and Senior Vice       December 19, 2008
   ------------------------   President
      Geoffrey S. Stiff

   /S/  THOMAS M. STINSON*  Director and President, Long   December 19, 2008
   ------------------------   Term Care Division
      Thomas M. Stinson

     /S/  HARRY D. DUNN*    Director and Vice President    December 19, 2008
   ------------------------
        Harry D. Dunn

   /S/  TERRENCE O. JONES*  Director                       December 19, 2008
   ------------------------
      Terrence O. Jones

     /S/  KELLY L. GROH*    Director, Senior Vice          December 19, 2008
   ------------------------   President and Chief
        Kelly L. Groh         Financial Officer

    /S/  JAC J. AMERELL*    Vice President and Controller  December 19, 2008
   ------------------------
       Jac J. Amerell



*By:  /S/  MATTHEW P. SHARPE  , pursuant to Power of         December 19, 2008
      ----------------------    Attorney executed on March
        Matthew P. Sharpe       31, 2008, August 15, 2008
                                and December 15, 2008.